UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21654
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Pioneer Floating Rate Trust
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  July 1, 2015 to June 30, 2016

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Floating Rate Trust

By (Signature and Title)  /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date July 28, 2016

============================= Floating Rate Trust ==============================

NRG ENERGY, INC.

Ticker:       NRG            Security ID:  629377508
Meeting Date: APR 28, 2016   Meeting Type: Annual
Record Date:  MAR 07, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director E. Spencer Abraham       For       For          Management
1.2   Elect Director Kirbyjon H. Caldwell     For       For          Management
1.3   Elect Director Lawrence S. Coben        For       For          Management
1.4   Elect Director Howard E. Cosgrove       For       For          Management
1.5   Elect Director Terry G. Dallas          For       For          Management
1.6   Elect Director Mauricio Gutierrez       For       For          Management
1.7   Elect Director William E. Hantke        For       For          Management
1.8   Elect Director Paul W. Hobby            For       For          Management
1.9   Elect Director Edward R. Muller         For       For          Management
1.10  Elect Director Anne C. Schaumburg       For       For          Management
1.11  Elect Director Evan J. Silverstein      For       For          Management
1.12  Elect Director Thomas H. Weidemeyer     For       For          Management
1.13  Elect Director Walter R. Young          For       For          Management
2     Amend Omnibus Stock Plan                For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Ratify KPMG LLP as Auditors             For       For          Management
5     Proxy Access                            None      For          Shareholder
6     Report on Lobbying Payments and         Against   Abstain      Shareholder
      Political Contributions

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OFFSHORE GROUP INVESTMENT LIMITED

Ticker:                      Security ID:  676253AJ6
Meeting Date: JAN 06, 2016   Meeting Type: Written Consent
Record Date:  NOV 20, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management
2     Reject The Plan                         None      Abstain      Management

========== END NPX REPORT